Distribution Date:	08/17/26	Benchmark 2021-B30 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-B30

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Attention: Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Additional Information	6		Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	14-15		Association
			Attention: Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	16-17
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	18
		Special Servicer	Torchlight Loan Services, LLC
Historical Detail	19
			William Clarkson	(305) 209-9988	wclarkson@torchlightinvestors.com
Delinquency Loan Detail	20		701 Brickell Avenue, Suite 2200 | Miami, FL 33131 | United States
Collateral Stratification and Historical Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	22	Representations Reviewer
			Attention: BMARK 2021-B30 – Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	23
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	24
		Trustee	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Liquidated Loan Detail	25		Bank, N.A.

Historical Bond / Collateral Loss Reconciliation Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Interest Shortfall Detail - Collateral Level	27		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	28	Trust Directing Holder	LMCG Investments, LLC
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163KBC4	1.190000%	13,170,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08163KBD2	1.803000%	8,216,000.00	5,078,218.92	292,810.21	7,630.02	0.00	0.00	300,440.23	4,785,408.71	30.56%	30.00%
A-SB	08163KBE0	2.431000%	21,867,000.00	21,867,000.00	0.00	44,298.90	0.00	0.00	44,298.90	21,867,000.00	30.56%	30.00%
A-4	08163KBF7	2.329000%	220,000,000.00	220,000,000.00	0.00	426,983.33	0.00	0.00	426,983.33	220,000,000.00	30.56%	30.00%
A-5	08163KBG5	2.576000%	370,026,000.00	370,026,000.00	0.00	794,322.48	0.00	0.00	794,322.48	370,026,000.00	30.56%	30.00%
A-M	08163KBJ9	2.779000%	78,029,000.00	78,029,000.00	0.00	180,702.16	0.00	0.00	180,702.16	78,029,000.00	21.77%	21.38%
B	08163KBK6	2.633945%	41,842,000.00	41,842,000.00	0.00	91,841.27	0.00	0.00	91,841.27	41,842,000.00	17.06%	16.75%
C	08163KBL4	2.982695%	41,841,000.00	41,841,000.00	0.00	103,999.11	0.00	0.00	103,999.11	41,841,000.00	12.35%	12.13%
D	08163KAL5	2.000000%	26,010,000.00	26,010,000.00	0.00	43,350.00	0.00	0.00	43,350.00	26,010,000.00	9.42%	9.25%
E	08163KAN1	2.000000%	20,355,000.00	20,355,000.00	0.00	33,925.00	0.00	0.00	33,925.00	20,355,000.00	7.13%	7.00%
F	08163KAQ4	2.250000%	22,618,000.00	22,618,000.00	0.00	42,408.75	0.00	0.00	42,408.75	22,618,000.00	4.58%	4.50%
G*	08163KAS0	2.250000%	9,046,000.00	9,046,000.00	0.00	24,480.36	0.00	0.00	24,480.36	9,046,000.00	3.57%	3.50%
H	08163KAU5	2.250000%	31,664,912.00	31,664,912.00	0.00	162,461.02	0.00	0.00	162,461.02	31,664,912.00	0.00%	0.00%
S	08163KAW1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163KAY7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Int	08163KBA8	3.402695%	47,614,996.00	46,756,691.72	15,411.06	138,403.79	0.00	0.00	153,814.85	46,741,280.66	0.00%	0.00%
Regular SubTotal			952,299,908.00	935,133,822.64	308,221.27	2,094,806.19	0.00	0.00	2,403,027.46	934,825,601.37

X-A	08163KBH3	0.892301%	711,308,000.00	695,000,218.92	0.00	516,791.15	0.00	0.00	516,791.15	694,707,408.71
X-B	08163KAA9	0.594377%	83,683,000.00	83,683,000.00	0.00	41,449.38	0.00	0.00	41,449.38	83,683,000.00
X-D	08163KAC5	1.402695%	46,365,000.00	46,365,000.00	0.00	54,196.62	0.00	0.00	54,196.62	46,365,000.00
X-F	08163KAE1	1.152695%	22,618,000.00	22,618,000.00	0.00	21,726.38	0.00	0.00	21,726.38	22,618,000.00
X-G	08163KAG6	1.152695%	9,046,000.00	9,046,000.00	0.00	8,689.40	0.00	0.00	8,689.40	9,046,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	08163KAJ0	1.152695%	31,664,912.00	31,664,912.00	0.00	30,416.65	0.00	0.00	30,416.65	31,664,912.00
Notional SubTotal			904,684,912.00	888,377,130.92	0.00	673,269.58	0.00	0.00	673,269.58	888,084,320.71

Deal Distribution Total					308,221.27	2,768,075.77	0.00	0.00	3,076,297.04

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163KBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08163KBD2	618.08896300	35.63902264	0.92867819	0.00000000	0.00000000	0.00000000	0.00000000	36.56770083	582.44994036
A-SB	08163KBE0	1,000.00000000	0.00000000	2.02583345	0.00000000	0.00000000	0.00000000	0.00000000	2.02583345	1,000.00000000
A-4	08163KBF7	1,000.00000000	0.00000000	1.94083332	0.00000000	0.00000000	0.00000000	0.00000000	1.94083332	1,000.00000000
A-5	08163KBG5	1,000.00000000	0.00000000	2.14666667	0.00000000	0.00000000	0.00000000	0.00000000	2.14666667	1,000.00000000
A-M	08163KBJ9	1,000.00000000	0.00000000	2.31583334	0.00000000	0.00000000	0.00000000	0.00000000	2.31583334	1,000.00000000
B	08163KBK6	1,000.00000000	0.00000000	2.19495411	0.00000000	0.00000000	0.00000000	0.00000000	2.19495411	1,000.00000000
C	08163KBL4	1,000.00000000	0.00000000	2.48557898	0.00000000	0.00000000	0.00000000	0.00000000	2.48557898	1,000.00000000
D	08163KAL5	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
E	08163KAN1	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
F	08163KAQ4	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
G	08163KAS0	1,000.00000000	0.00000000	2.70620827	(0.83120827)	0.00000000	0.00000000	0.00000000	2.70620827	1,000.00000000
H	08163KAU5	1,000.00000000	0.00000000	5.13063229	(3.25563229)	13.66100749	0.00000000	0.00000000	5.13063229	1,000.00000000
S	08163KAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163KAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Int	08163KBA8	981.97407640	0.32365980	2.90672691	(0.12226190)	0.47814831	0.00000000	0.00000000	3.23038670	981.65041660

Notional Certificates
X-A	08163KBH3	977.07353062	0.00000000	0.72653639	0.00000000	0.00000000	0.00000000	0.00000000	0.72653639	976.66188024
X-B	08163KAA9	1,000.00000000	0.00000000	0.49531422	0.00000000	0.00000000	0.00000000	0.00000000	0.49531422	1,000.00000000
X-D	08163KAC5	1,000.00000000	0.00000000	1.16891233	0.00000000	0.00000000	0.00000000	0.00000000	1.16891233	1,000.00000000
X-F	08163KAE1	1,000.00000000	0.00000000	0.96057918	0.00000000	0.00000000	0.00000000	0.00000000	0.96057918	1,000.00000000
X-G	08163KAG6	1,000.00000000	0.00000000	0.96057926	0.00000000	0.00000000	0.00000000	0.00000000	0.96057926	1,000.00000000
X-H	08163KAJ0	1,000.00000000	0.00000000	0.96057902	0.00000000	0.00000000	0.00000000	0.00000000	0.96057902	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	7,630.02	0.00	7,630.02	0.00	0.00	0.00	7,630.02	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	44,298.90	0.00	44,298.90	0.00	0.00	0.00	44,298.90	0.00
A-4	07/01/26 - 07/30/26	30	0.00	426,983.33	0.00	426,983.33	0.00	0.00	0.00	426,983.33	0.00
A-5	07/01/26 - 07/30/26	30	0.00	794,322.48	0.00	794,322.48	0.00	0.00	0.00	794,322.48	0.00
X-A	07/01/26 - 07/30/26	30	0.00	516,791.15	0.00	516,791.15	0.00	0.00	0.00	516,791.15	0.00
X-B	07/01/26 - 07/30/26	30	0.00	41,449.38	0.00	41,449.38	0.00	0.00	0.00	41,449.38	0.00
X-D	07/01/26 - 07/30/26	30	0.00	54,196.62	0.00	54,196.62	0.00	0.00	0.00	54,196.62	0.00
X-F	07/01/26 - 07/30/26	30	0.00	21,726.38	0.00	21,726.38	0.00	0.00	0.00	21,726.38	0.00
X-G	07/01/26 - 07/30/26	30	0.00	8,689.40	0.00	8,689.40	0.00	0.00	0.00	8,689.40	0.00
X-H	07/01/26 - 07/30/26	30	0.00	30,416.65	0.00	30,416.65	0.00	0.00	0.00	30,416.65	0.00
A-M	07/01/26 - 07/30/26	30	0.00	180,702.16	0.00	180,702.16	0.00	0.00	0.00	180,702.16	0.00
B	07/01/26 - 07/30/26	30	0.00	91,841.27	0.00	91,841.27	0.00	0.00	0.00	91,841.27	0.00
C	07/01/26 - 07/30/26	30	0.00	103,999.11	0.00	103,999.11	0.00	0.00	0.00	103,999.11	0.00
D	07/01/26 - 07/30/26	30	0.00	43,350.00	0.00	43,350.00	0.00	0.00	0.00	43,350.00	0.00
E	07/01/26 - 07/30/26	30	0.00	33,925.00	0.00	33,925.00	0.00	0.00	0.00	33,925.00	0.00
F	07/01/26 - 07/30/26	30	0.00	42,408.75	0.00	42,408.75	0.00	0.00	0.00	42,408.75	0.00
G	07/01/26 - 07/30/26	30	7,519.11	16,961.25	0.00	16,961.25	(7,519.11)	0.00	0.00	24,480.36	0.00
H	07/01/26 - 07/30/26	30	535,663.91	59,371.71	0.00	59,371.71	(103,089.31)	0.00	0.00	162,461.02	432,574.60
VRR Int	07/01/26 - 07/30/26	30	28,588.53	132,582.29	0.00	132,582.29	(5,821.50)	0.00	0.00	138,403.79	22,767.03
Totals			571,771.55	2,651,645.85	0.00	2,651,645.85	(116,429.92)	0.00	0.00	2,768,075.77	455,341.63

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	3,076,297.04	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,665,685.31	Master Servicing Fee	5,391.00
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,723.87
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	402.63
ARD Interest	0.00	Operating Advisor Fee	1,521.93
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,665,685.31	Total Fees	14,039.43

Principal		Expenses/Reimbursements
Scheduled Principal	308,221.27	Reimbursement for Interest on Advances	3,100.23
Unscheduled Principal Collections		ASER Amount	(140,419.40)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,889.26
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	308,221.27	Total Expenses/Reimbursements	(116,429.91)

		Interest Reserve Deposit	0.00
		Gain on Sale Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,768,075.77
Borrower Option Extension Fees	0.00	Principal Distribution	308,221.27
Gain on Sale Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,076,297.04
Total Funds Collected	2,973,906.58	Total Funds Distributed	2,973,906.56
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	935,133,823.16	935,133,823.16	Beginning Certificate Balance	935,133,822.64
(-) Scheduled Principal Collections	308,221.27	308,221.27	(-) Principal Distributions	308,221.27
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	934,825,601.89	934,825,601.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	935,133,823.15	935,133,823.15	Ending Certificate Balance	934,825,601.37
Ending Actual Collateral Balance	934,825,601.88	934,825,601.88

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.52)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.52)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,063,324.06	0.43%	62	4.3000	NAP	Defeased	1	4,063,324.06	0.43%	62	4.3000	NAP
	9,999,999 or less	11	70,611,132.23	7.55%	55	3.7823	2.387565	1.99 or less	14	291,552,761.10	31.19%	62	3.5611	1.351498
10,000,000 to 19,999,999		10	152,387,976.04	16.30%	62	3.5956	2.559748	2.00 to 2.49	9	204,563,633.90	21.88%	63	3.2627	2.251534
20,000,000 to 29,999,999		6	142,176,890.20	15.21%	62	3.4903	2.300109	2.50 to 2.99	4	63,423,000.00	6.78%	62	3.6547	2.877002
30,000,000 to 39,999,999		8	262,086,279.36	28.04%	62	3.3332	1.973728	3.00 to 3.49	8	189,872,882.83	20.31%	60	3.1329	3.342332
	40,000,000 or greater	5	303,500,000.00	32.47%	63	2.9396	3.421252	3.50 or greater	5	181,350,000.00	19.40%	63	3.0033	4.243846
	Totals	41	934,825,601.89	100.00%	62	3.3102	2.623530	Totals	41	934,825,601.89	100.00%	62	3.3102	2.623530
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	4,063,324.06	0.43%	62	4.3000	NAP
							Defeased	1	4,063,324.06	0.43%	62	4.3000	NAP
Arizona	3	49,401,727.04	5.28%	62	3.6866	2.487029
							Industrial	8	93,074,270.67	9.96%	62	3.4821	2.947301
Arkansas	1	4,250,000.00	0.45%	63	3.9400	1.730000
							Lodging	3	19,136,639.62	2.05%	62	4.2250	1.990000
California	6	192,370,383.91	20.58%	62	3.1317	3.809111
							Mixed Use	2	141,500,000.00	15.14%	63	2.8400	3.473710
Colorado	1	2,296,794.24	0.25%	63	3.9290	1.820000
							Multi-Family	4	142,761,279.36	15.27%	63	3.5028	2.209534
Connecticut	1	9,555,000.00	1.02%	63	3.9500	2.000000
							Office	15	368,219,498.33	39.39%	61	2.9161	2.127040
Delaware	1	19,750,000.00	2.11%	62	3.3420	3.210000
							Other	1	34,700,000.00	3.71%	63	4.3820	1.540000
Florida	3	12,680,133.90	1.36%	63	3.7572	2.222217
							Retail	14	271,370,589.85	29.03%	62	3.4629	2.752699
Georgia	2	45,994,887.84	4.92%	62	3.5146	2.964453
							Totals	48	934,825,601.89	100.00%	62	3.3102	2.623530
Illinois	3	11,945,596.42	1.28%	62	3.3888	2.327076

Massachusetts	2	279,000,000.00	29.85%	62	2.7367	1.992222

Michigan	1	23,997,882.83	2.57%	62	3.3800	3.050000

Minnesota	1	1,387,646.29	0.15%	63	3.9290	1.820000

Mississippi	1	10,800,000.00	1.16%	62	3.4400	2.620000

Missouri	2	10,766,255.71	1.15%	62	4.2250	1.990000

Nevada	1	10,750,000.00	1.15%	63	3.3550	3.750000

New Jersey	2	39,869,417.81	4.26%	61	3.7931	1.575320

New York	7	169,150,000.00	18.09%	60	3.6198	2.284851

North Carolina	1	1,825,131.04	0.20%	63	3.9290	1.820000

Ohio	4	8,010,141.44	0.86%	63	3.5979	2.901629

Pennsylvania	2	51,961,279.36	5.56%	63	3.7516	2.172711

Washington, DC	2	115,000,000.00	12.30%	62	3.0025	2.180000

Totals	48	934,825,601.89	100.00%	62	3.3102	2.623530

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,063,324.06	0.43%	62	4.3000	NAP	Defeased	1	4,063,324.06	0.43%	62	4.3000	NAP
	2.9999 or less	7	310,600,000.00	33.23%	62	2.7668	3.058319	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0000 to 3.4999	15	324,167,770.67	34.68%	62	3.2695	2.598475	13 months or greater	40	930,762,277.83	99.57%	62	3.3059	2.622928
	3.5000 to 3.9999	14	220,607,867.54	23.60%	62	3.7839	2.315141	Totals	41	934,825,601.89	100.00%	62	3.3102	2.623530
	4.0000 or greater	4	75,386,639.62	8.06%	56	4.2843	1.834919
	Totals	41	934,825,601.89	100.00%	62	3.3102	2.623530
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,063,324.06	0.43%	62	4.3000	NAP	Defeased	1	4,063,324.06	0.43%	62	4.3000	NAP
	59 months or less	1	8,650,000.00	0.93%	2	4.2980	3.070000	Interest Only	29	732,230,000.00	78.33%	62	3.1830	2.790938
	60 months or greater	39	922,112,277.83	98.64%	62	3.2966	2.618735	299 or Less	1	25,287,969.23	2.71%	60	3.7200	1.440000
	Totals	41	934,825,601.89	100.00%	62	3.3102	2.623530	300 or greater	10	173,244,308.60	18.53%	62	3.7648	2.085493
								Totals	41	934,825,601.89	100.00%	62	3.3102	2.623530
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	4,063,324.06	0.43%	62	4.3000	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	36	813,775,998.47	87.05%	62	3.3007	2.716279
	13 months to 24 months	4	116,986,279.36	12.51%	62	3.3422	1.973566
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	934,825,601.89	100.00%	62	3.3102	2.623530
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2	30507833	OF	Cambridge	MA	Actual/360	2.692%	81,148.96	0.00	0.00	N/A	10/05/31	--	35,000,000.00	35,000,000.00	08/05/26
1A3	30507834	OF	Cambridge	MA	Actual/360	2.692%	69,556.25	0.00	0.00	N/A	10/05/31	--	30,000,000.00	30,000,000.00	08/05/26
1A4	30507835	OF	Cambridge	MA	Actual/360	2.692%	69,556.25	0.00	0.00	N/A	10/05/31	--	30,000,000.00	30,000,000.00	08/05/26
2A1-3	30320292	MU	Cambridge	MA	Actual/360	2.792%	153,870.22	0.00	0.00	11/06/31	11/06/36	--	64,000,000.00	64,000,000.00	08/06/26
2A3-2	30320293	MU	Cambridge	MA	Actual/360	2.792%	72,126.67	0.00	0.00	11/06/31	11/06/36	--	30,000,000.00	30,000,000.00	08/06/26
3	30507954	MF	Long Island City	NY	Actual/360	3.238%	217,206.84	0.00	0.00	N/A	11/01/31	--	77,900,000.00	77,900,000.00	08/01/26
4A1	30507940	RT	Concord	CA	Actual/360	2.990%	180,230.56	0.00	0.00	N/A	10/05/31	--	70,000,000.00	70,000,000.00	08/05/26
5A4	30320297	OF	Washington	DC	Actual/360	3.002%	103,419.44	0.00	0.00	N/A	10/01/31	--	40,000,000.00	40,000,000.00	07/01/26
5A5	30320298	OF	Washington	DC	Actual/360	3.002%	64,637.15	0.00	0.00	N/A	10/01/31	--	25,000,000.00	25,000,000.00	07/01/26
6A1	30508071	OF	Sunnyvale	CA	Actual/360	2.555%	113,527.17	0.00	0.00	11/06/31	06/06/34	--	51,600,000.00	51,600,000.00	08/06/26
7	30530167	RT	North Hollywood	CA	Actual/360	3.706%	124,140.71	0.00	0.00	N/A	10/06/31	--	38,900,000.00	38,900,000.00	08/06/26
8	30507952	98	Bronx	NY	Actual/360	4.382%	130,936.59	0.00	0.00	N/A	11/01/31	--	34,700,000.00	34,700,000.00	08/01/26
9	30507966	MF	Philadelphia	PA	Actual/360	3.940%	108,684.25	47,723.44	0.00	N/A	11/06/31	--	32,034,002.80	31,986,279.36	08/06/26
10	30530170	IN	Norcross	GA	Actual/360	3.549%	96,266.63	0.00	0.00	N/A	11/06/31	--	31,500,000.00	31,500,000.00	08/06/26
11	30507807	RT	Tucson	AZ	Actual/360	3.907%	93,995.75	47,625.05	0.00	N/A	10/01/31	--	27,938,663.19	27,891,038.14	08/01/26
12A-1	30530161	RT	Audubon	NJ	Actual/360	3.720%	81,159.67	48,036.51	0.00	N/A	08/06/31	--	25,336,005.74	25,287,969.23	08/06/26
13	30507855	IN	Grand Rapids	MI	Actual/360	3.380%	69,986.28	47,795.54	0.00	N/A	10/06/31	--	24,045,678.37	23,997,882.83	08/06/26
14	30530168	LO	Various	Various	Actual/360	4.225%	69,734.92	30,812.95	0.00	N/A	10/06/31	--	19,167,452.57	19,136,639.62	08/06/26
15A2	30508027	RT	Los Angeles	CA	Actual/360	3.490%	60,105.56	0.00	0.00	N/A	10/06/31	--	20,000,000.00	20,000,000.00	08/06/26
16A3	30508076	RT	Tucson	AZ	Actual/360	3.361%	57,883.89	0.00	0.00	N/A	10/06/31	--	20,000,000.00	20,000,000.00	08/06/26
17	30320301	MF	Philadelphia	PA	Actual/360	3.450%	59,342.40	0.00	0.00	N/A	10/06/31	--	19,975,000.00	19,975,000.00	08/06/26
18	30507842	RT	Middletown	DE	Actual/360	3.342%	56,837.21	0.00	0.00	N/A	10/01/31	--	19,750,000.00	19,750,000.00	08/01/26
19	30507854	MU	Staten Island	NY	Actual/360	3.180%	47,920.83	0.00	0.00	N/A	10/06/31	--	17,500,000.00	17,500,000.00	08/06/26
20	30507999	RT	Mansfield	NJ	Actual/360	3.920%	49,309.41	26,340.95	0.00	N/A	11/06/31	--	14,607,789.53	14,581,448.58	08/06/26
21	30320302	IN	Berkeley Lake	GA	Actual/360	3.440%	43,008.38	24,069.79	0.00	N/A	09/06/31	--	14,518,957.63	14,494,887.84	08/06/26
22	30530165	MF	Brooklyn	NY	Actual/360	4.100%	45,544.17	0.00	0.00	N/A	10/06/31	09/06/31	12,900,000.00	12,900,000.00	08/06/26
23	30508001	OF	New York	NY	Actual/360	3.470%	37,350.69	0.00	0.00	N/A	11/06/31	--	12,500,000.00	12,500,000.00	08/06/26
24	30507942	IN	Corinth	MS	Actual/360	3.440%	31,992.00	0.00	0.00	N/A	10/06/31	--	10,800,000.00	10,800,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	30508043	RT	Reno	NV	Actual/360	3.355%	31,057.05	0.00	0.00	N/A	11/06/31	--	10,750,000.00	10,750,000.00	08/06/26
26	30508030	OF	Westport	CT	Actual/360	3.950%	32,500.27	0.00	0.00	N/A	11/06/31	--	9,555,000.00	9,555,000.00	08/06/26
27	30507956	OF	Various	Various	Actual/360	3.929%	29,401.41	15,645.51	0.00	N/A	11/01/31	--	8,690,143.84	8,674,498.33	08/01/26
28	30507776	OF	New York	NY	Actual/360	4.298%	32,014.13	0.00	0.00	N/A	10/01/26	--	8,650,000.00	8,650,000.00	08/01/26
29	30507853	RT	Chicago	IL	Actual/360	3.166%	21,810.22	0.00	0.00	N/A	10/01/31	--	8,000,000.00	8,000,000.00	08/01/26
30	30507997	Various Various		OH	Actual/360	3.580%	23,429.11	0.00	0.00	N/A	11/06/31	--	7,600,000.00	7,600,000.00	08/06/26
31	30320303	RT	Gainesville	FL	Actual/360	3.766%	21,464.53	10,205.11	0.00	N/A	11/06/31	--	6,618,839.01	6,608,633.90	08/06/26
32	30507943	Various Various		Various	Actual/360	3.800%	20,035.82	0.00	0.00	N/A	10/06/31	--	6,123,000.00	6,123,000.00	08/06/26
33	30507994	OF	Brooklyn	NY	Actual/360	3.780%	16,275.00	0.00	0.00	N/A	11/06/31	--	5,000,000.00	5,000,000.00	08/06/26
34	30507844	LO	Gretna	VA	Actual/360	4.300%	15,082.49	9,966.42	0.00	N/A	10/06/31	--	4,073,290.48	4,063,324.06	08/06/26
35	30507967	RT	Fort Smith	AR	Actual/360	3.940%	14,419.31	0.00	0.00	N/A	11/06/31	--	4,250,000.00	4,250,000.00	08/06/26
37	30508002	IN	Murrieta	CA	Actual/360	3.424%	10,319.56	0.00	0.00	N/A	11/06/31	--	3,500,000.00	3,500,000.00	08/06/26
38	30507845	RT	Ocala	FL	Actual/360	3.680%	8,397.56	0.00	0.00	N/A	10/06/31	--	2,650,000.00	2,650,000.00	08/06/26
Totals							2,665,685.31	308,221.27	0.00				935,133,823.16	934,825,601.89
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	19,252,682.36	7,543,267.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	19,252,682.36	7,543,267.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	19,252,682.36	7,543,267.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-3	80,093,684.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3-2	80,093,684.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,941,906.73	1,499,414.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	11,769,631.41	2,775,951.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A4	0.00	0.00	--	--	01/12/26	17,282,387.93	44,646.17	58,687.15	58,687.15	0.00	0.00
5A5	0.00	0.00	--	--	01/12/26	10,801,492.46	27,903.85	36,679.48	36,679.48	0.00	0.00
6A1	14,167,287.69	15,147,195.49	07/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,107,988.68	1,093,446.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,387,998.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,420,756.40	0.00	--	--	03/11/26	0.00	0.00	0.00	0.00	26,777.65	0.00
10	3,522,193.33	1,128,042.95	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,381,386.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-1	4,063,580.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,916,190.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,661,491.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A3	11,668,671.16	11,756,506.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,442,691.04	2,488,280.74	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,274,586.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,057,260.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,095,420.83	449,798.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	766,700.16	900,513.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	902,472.92	850,160.35	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,130,566.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,068,417.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,470,846.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	864,699.13	816,834.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,011,357.84	258,004.35	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,156,875.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	587,840.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	877,234.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	926,241.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	828,242.49	172,260.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	425,053.33	492,366.80	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	317,039.54	295,860.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	418,722.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	224,767.53	205,225.74	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	308,801,534.46	62,959,666.36				28,083,880.39	72,550.02	95,366.63	95,366.63	26,777.65	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.310202%	3.292768%	62
07/17/26	0	0.00	2	65,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.310365%	3.292930%	63
06/17/26	0	0.00	2	65,000,000.00	1	32,085,064.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.310539%	3.293103%	64
05/15/26	2	65,000,000.00	0	0.00	1	32,132,453.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.310701%	3.293264%	65
04/17/26	2	65,000,000.00	0	0.00	1	32,183,193.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.310873%	3.293435%	66
03/17/26	0	0.00	0	0.00	1	32,230,251.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.311034%	3.293595%	67
02/18/26	0	0.00	1	32,287,714.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.311226%	3.293785%	68
01/16/26	3	97,334,419.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.311386%	3.293944%	69
12/17/25	0	0.00	0	0.00	2	65,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.311545%	3.294101%	70
11/18/25	0	0.00	3	97,430,891.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,250,000.00	3.311714%	3.294269%	71
10/20/25	3	97,477,111.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.312990%	3.295564%	72
09/17/25	0	0.00	0	0.00	3	97,526,723.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.313157%	3.295729%	73
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5A4	30320297	07/01/26	0	B	58,687.15	58,687.15	0.00	40,000,000.00	06/09/25	2
5A5	30320298	07/01/26	0	B	36,679.48	36,679.48	0.00	25,000,000.00	06/09/25	2
Totals					95,366.63	95,366.63	0.00	65,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		8,650,000	8,650,000	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		25,287,969	25,287,969	0		0
> 60 Months		900,887,633	900,887,633	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	934,825,602	934,825,602	0	0	0	0
Jul-26	935,133,823	870,133,823	0	65,000,000	0	0
Jun-26	935,459,779	838,374,714	0	65,000,000	32,085,065	0
May-26	935,765,927	838,633,473	65,000,000	0	32,132,454	0
Apr-26	936,089,883	838,906,690	65,000,000	0	32,183,193	0
Mar-26	936,393,973	904,163,722	0	0	32,230,251	0
Feb-26	936,753,702	904,465,987	0	32,287,715	0	0
Jan-26	937,055,622	839,721,203	97,334,419	0	0	0
Dec-25	937,356,555	872,356,555	0	0	65,000,000	0
Nov-25	937,675,480	840,244,588	0	97,430,892	0	0
Oct-25	942,224,387	844,747,276	97,477,112	0	0	0
Sep-25	942,541,358	845,014,635	0	0	97,526,723	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5A4	30320297	40,000,000.00	40,000,000.00	131,800,000.00	07/31/25	14,070,580.00	2.18000	12/31/24	10/01/31	I/O
5A5	30320298	25,000,000.00	25,000,000.00	131,800,000.00	07/31/25	14,070,580.00	2.18000	12/31/24	10/01/31	I/O
9	30507966	31,986,279.36	31,986,279.36	41,000,000.00	12/02/25	2,383,006.40	1.45000	06/30/25	11/06/31	302
Totals		96,986,279.36	96,986,279.36	304,600,000.00		30,524,166.40

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5A4	30320297	OF	DC	06/09/25	2

8/10/2026 - The Loan transferred to Special Servicing on 6/4/2025 for Delinquent Payments. The Loan is secured by 2 Class A offices totaling 651K SF located in the NoMa submarket of DC. 820 NE First Street: 1990-build, 302K sf adjacent to

Union Station,1100 First Street is a 2009-build, 349K sf located 2 blocks N of 820 NE First St.As of 7/30/2026 combined occupancy is approx. 50%, annualized NOI $9.89MM and DSCR 1.51x The Court appointed Tom Dwyer of

Transwestern as Receiver on 12/4. Roof replac ement at 820 1st. has been completed. Receiver continues to address various other capex needs at the properties. Leasing agents continues to respond to RFPs, however no strong leads at this time. Working with local brokers on estimated values of the bui ldings and possible exit strategies.

5A5	30320298	OF	DC	06/09/25	2

12/10/2025- The Loan transferred to Special Servicing on 6/4/2025 for Delinquent Payments. The Loan is secured by 2 Class A offices totaling 651K SF located in the NoMa submarket of DC. 820 NE First Street: 1990-build, 302K sf adjacent to

Union Station,1100 First Street is a 2009-build, 349K sf located 2 blocks N of 820 NE First St. As of 6/30/25 each building is 64% occupied. The Loan is under cash management and all excess cash is being trapped. The receivership petition, including affidavit from B orrower supporting the appointment, was filed on 11/19 and Borrower''s counsel acknowledged receipt on 11/20. Local counsel following up with the court to push for the entry of the order.

9	30507966	MF	PA	08/09/24	98

8/11/2026 - Torchlight Loan Services was appointed successor Special Servicer effective 4/2/26. The loan transferred to Special Servicing effective 8/9/2024 for payment default. The collateral is a 151-unit multifamily property located in south

Philadelph ia, PA, constructed in 1920 and renovated in 2020. A site inspection was performed in October 2025 and found the property to be in very good condition. As of Q2 2024 the property was 92% occupied, which increased to 97% in YE

2024 reporting. The loan has been brought current and reinstated following a preferred equity investment in Q1 2025. New defaults occurred post-reinstatement and default notices have been issued. Successor special servicer is in discussions with the Borrower and determining next step s. Lender exercised remedies to replace the property manager.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5A4	0.00	0.00	8,611.11	0.00	0.00	(86,411.94)	0.00	0.00	1,887.34	0.00	0.00	0.00
5A5	0.00	0.00	5,381.94	0.00	0.00	(54,007.46)	0.00	0.00	1,179.59	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	35.36	0.00	0.00	0.00
9	0.00	0.00	6,896.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(2.06)	0.00	0.00	0.00
Total	0.00	0.00	20,889.26	0.00	0.00	(140,419.40)	0.00	0.00	3,100.23	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(116,429.91)

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Supplemental Notes
None

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